INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

Note 5 — INCOME TAX EXPENSE

Income tax

Cayman and BVI

The Company and its intermediate holding company are domiciled in the Cayman Islands and British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and Techcreate BVI do not accrue for income taxes.

Singapore

TSPL, DPL and TCDPL operate in Singapore and are subject to Singapore tax law at the corporate tax rate of 17% on the assessable income arising in Singapore during the tax year.

The income tax provision consists of the following components:

	For Years Ended
	2023	2024	2025	2025
	S$	S$	S$	US$
Current income tax	2,163	-	7,600	5,910
Withholding tax arising on foreign source income	193,022	134,423	54,441	42,337
Under/ (over) provision current taxation in respect of prior year	4,922	(1,744)	-	-
	200,107	132,679	62,041	48,247

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For Years Ended
	2023	2024	2025	2025
	S$	S$	S$	US$
Profit before tax	5,312	(880,147)	(1,008,870)	(784,564)
Singapore statutory income tax rate	17%	17%	17%	17%
Tax calculated at statutory tax rate	903	(149,625)	(171,507)	(133,375)

Reconciling items:
Impact of different tax rates in other jurisdictions	-	-	132,233	102,834
Tax effects of non-deductible expenses	13,597	3,839	498	387
Tax exemption and rebates	(10,571)	(340)	(685)	(533)
Temporary differences arising from tax depreciation	(1,811)	-	-	-
Under/(over)provision in respect of prior years	4,922	(1,744)	-	-
Withholding tax arising on foreign source income	193,022	134,423	54,441	42,337
Others	-	-	7,600	5,910
Change in valuation allowance	45	146,126	39,461	30,687
	200,107	132,679	62,041	48,247

Under Singapore tax regulations, unutilized tax losses can be carried forward indefinitely to offset against future taxable income, subject to compliance with the shareholding test and, where applicable, the same business test, as prescribed by the Inland Revenue Authority of Singapore. The utilization of these tax losses is dependent on the Company generating sufficient taxable profits and meeting the relevant statutory requirements.

Deferred tax

Significant components of deferred tax were as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Net operating loss carried forward	984,891	536,604	417,298
Deferred tax assets, gross	167,431	91,223	70,941
Valuation allowance	(167,431)	(91,223)	(70,941)
Deferred tax assets, net of valuation allowance	-	-	-